Annual Fund Operating Expenses	Dec. 31, 2022
Calvert VP SRI Balanced Portfolio | Class I
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.64%
Calvert VP SRI Balanced Portfolio | Class F
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.89%
Calvert VP SRI Mid Cap Portfolio | Calvert VP SRI Mid Cap Portfolio
Operating Expenses:
Management Fees	0.77%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement(1)	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.99%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.99%. This expense reimbursement will continue through April 30, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.